Revenue from Contracts with Customers - Summary of Disaggregation of Revenue from Contracts with Customers (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues from contracts with customers	€ 108,589	€ 127,575	€ 61,598
Collaboration and License Agreement
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues from contracts with customers	84,428	101,837	42,333
Collaboration and License Agreement | Genentech Inc.
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues from contracts with customers	64,026	49,536	27,829
Collaboration and License Agreement | Pfizer Inc.
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues from contracts with customers	14,348	7,174
Collaboration and License Agreement | Sanofi S.A.
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues from contracts with customers	4,233	41,712	5,665
Collaboration and License Agreement | Genmab A/S
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues from contracts with customers		2,740	6,765
Collaboration and License Agreement | Eli Lilly and Company
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues from contracts with customers	1,821	676	2,074
Other Sales Transactions
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues from contracts with customers	€ 24,161	€ 25,738	€ 19,265